ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2011
Tp Corporation Limited
Estimated Purchase Price	The estimated purchase price of $8,644 consisted of the following:

Fair value of consideration:
Cash consideration	4,856
Fair value of equity consideration	3,788

Total	8,644

Purchase Price Allocation

The purchase price was allocated as follows:

		Amortization period
Cash	1,730
Other current assets	2,926
Property and equipment	248
Rental deposits	82
Intangible assets:
Customer base and relationship	2,163	5 years
Tradename	1,645	indefinite
Non-compete agreement	332	5 years
Contract backlog	743	1.5 years
Software technology	323	2 years
Goodwill	6,277
Deferred tax assets - non-current	43
Current liabilities	(4,607)
Deferred tax liabilities	(875)
Short term loan	(2,386)

Total	8,644

Summary of Unaudited Pro Forma Information

The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the period indicated, nor is it indicative of future operating results:

For the year ended December 31,
2009
(unaudited)
Pro forma net revenues	151,068
Pro forma net income	21,869
Pro forma net income per ordinary share-basic	0.57
Pro forma net income per ordinary share-diluted	0.53

VanceInfo Financial Service Limited
Estimated Purchase Price

The estimated purchase price of $5,759 consisted of the following:

Initial cash payment	670
Fair value of contingent consideration:
Cash consideration	1,555
Fair value of equity consideration	1,834
Fair value of the 33% equity interest:
Carrying amount	1,088
Gain on re-measurement of fair value of non-controlling equity investment	612

Total	5,759

Purchase Price Allocation

The purchase price was allocated as follows:

		Amortization period
Cash	824
Other current assets	1,997
Property and equipment	80
Rental deposits	7
Intangible assets:
Customer base and relationship	926	5.5 years
Non-compete agreement	40	2 years
Goodwill	2,490
Current liabilities	(401)
Deferred tax liabilities	(204)

Total	5,759

Summary of Unaudited Pro Forma Information

The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	For the years ended December 31,
	2009	2010
	(unaudited)	(unaudited)

Pro forma net revenues	151,308	214,717
Pro forma net income	21,720	30,383
Pro forma net income per ordinary share-basic	0.57	0.75
Pro forma net income per ordinary share-diluted	0.52	0.70

Beijing Viatt Information Technology Co Ltd
Estimated Purchase Price

The estimated fair value of Beijing Viatt as of the acquisition date consisted of the following:

Initial cash payment	1,542
Fair value of contingent consideration:
Cash consideration	1,484
Fair value of equity consideration	1,661
Fair value of the 20% equity interest:
Carrying amount	483
Gain on re-measurement of fair value of non-controlling equity investment	514

Total	5,684

Purchase Price Allocation

The purchase price was allocated as follows:

		Amortization period
Cash	267
Other current assets	484
Property and equipment	74
Intangible assets:
Customer base and relationship	386	5 years
Contract backlog	16	1years
Trade name	177	indefinite
Non-compete agreement	583	4 years
Goodwill	4,454
Current liabilities	(466)
Deferred tax liabilities	(291)

Total	5,684

Summary of Unaudited Pro Forma Information

The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

For the year ended December 31,
2010
(unaudited)

Pro forma net revenues	212,682
Pro forma net income	29,511
Pro forma net income per ordinary share-basic	0.73
Pro forma net income per ordinary share-diluted	0.68

Lifewood
Estimated Purchase Price

The estimated purchase price of $10,798 consisted of the following:

Initial payment:
Cash consideration	3,961
Fair value of equity consideration	1,669
Fair value of contingent consideration:
Cash consideration	2,561
Fair value of equity consideration	2,607

Total	10,798

Purchase Price Allocation

The purchase price was allocated as follows:

		Amortization period
Cash	219
Other current assets	435
Property and equipment	203
Rental Deposit	14
Intangible assets:
Customer base and relationship	2,571	6.75 years
Tradename	2,571	indefinite
Non-compete agreement	257	4.75 years
Software technology	257	3 years
Goodwill	6,386
Deferred tax assets – non -current	13
Current liabilities	(1,195)
Deferred tax liabilities	(933)

Total	10,798

Summary of Unaudited Pro Forma Information

The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	For the years ended December 31,
	2010	2011
	(unaudited)	(unaudited)

Pro forma net revenues	216,296	283,857
Pro forma net income	29,046	21,979
Pro forma net income per ordinary share-basic	0.72	0.51
Pro forma net income per ordinary share-diluted	0.67	0.49

Oracle Consulting and Implementation Services
Estimated Purchase Price

The estimated purchase price of $2,036 consisted of the following:

Initial payment:
Cash consideration	254
Fair value of equity consideration	217
Fair value of contingent consideration:
Cash consideration	953
Fair value of equity consideration	612

Total	2,036

Purchase Price Allocation

The purchase price was allocated as follows:

		Amortization period
Current assets	381
Property and equipment	4
Intangible assets:
Customer base and relationship	525	5 years
Non-compete agreement	175	5 years
Goodwill	1,056
Deferred tax liabilities	(105)

Total	2,036

VanceInfo Technology Australia Pty Ltd
Estimated Purchase Price

The estimated fair value of VanceInfo Australia as of the acquisition date consisted of the following:

Initial cash consideration:	478
Fair value of contingent consideration:
Cash consideration	1,573
Fair value of equity consideration	1,997
Fair value of the 20% equity interest:
Carrying amount	159
Gain on re-measurement of fair value of non-controlling equity investment	701

Total	4,908

Purchase Price Allocation

The purchase price was allocated as follows:

		Amortization period
Cash	276
Other current assets	287
Property and equipment	93
Intangible assets:
Customer base and relationship	700	5 years
Non-compete agreement	715	5 years
Goodwill	3,661
Current liabilities	(400)
Deferred tax liabilities	(424)

Total	4,908

Summary of Unaudited Pro Forma Information

The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	For the years ended December 31,
	2010	2011
	(unaudited)	(unaudited)

Pro forma net revenues	211,815	283,622
Pro forma net income	29,844	21,825
Pro forma net income per ordinary share-basic	0.74	0.51
Pro forma net income per ordinary share-diluted	0.69	0.48

Beijing Data Pioneer Technology Co Ltd
Estimated Purchase Price

The estimated purchase price of $4,387 consisted of the following:

Initial cash payment	1,863
Fair value of contingent consideration:
Cash consideration	1,400
Fair value of equity consideration	1,124

Total	4,387

Purchase Price Allocation

The purchase price was allocated as follows:

		Amortization period
Cash	1,060
Other current assets	705
Property and equipment and other long-term assets	50
Intangible assets:
Customer base and relationship	1,003	5 years
Contract backlog	248	1 years
Non-compete agreement	201	5 years
Goodwill	2,362
Current liabilities	(879)
Deferred tax liabilities	(363)

Total	4,387

Summary of Unaudited Pro Forma Information

The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	For the years ended December 31,
	2010	2011
	(unaudited)	(unaudited)

Pro forma net revenues	214,310	284,399
Pro forma net income	29,880	21,875
Pro forma net income per ordinary share-basic	0.74	0.51
Pro forma net income per ordinary share-diluted	0.69	0.48

US Based IT Services Company
Estimated Purchase Price	The estimated purchase price of $5,913 consisted of the following:

Initial cash payment	3,000
Fair value of contingent consideration:
Cash consideration	2,913

Total	5,913

Purchase Price Allocation

The purchase price was allocated as follows:

		Amortization period

Other current assets	358
Property and equipment	71
Intangible assets:
Customer base and relationship	1,488	5 years
Non-compete agreement	308	3 years
Goodwill	4,815
Current liabilities	(358)
Deferred tax liabilities	(769)

Total	5,913